Income Taxes - Relationship Between Tax Expense and Profit Before Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax rates
Tax rate	26.80%	26.70%	26.50%
Corporate income tax rate	15.00%	15.00%	15.00%
Solidarity surcharge	5.50%	5.50%	5.50%
Trade taxes	11.00%	10.80%	10.70%
Relationship Between Tax Expense and Profit Before Tax
Profit before tax from continuing operations	€ 10,270	€ 4,764	€ 5,341
Tax expense at applicable tax rate	2,750	1,270	1,418
Foreign tax rates	(242)	(220)	(210)
Non-deductible expenses	309	325	241
Tax-exempt income	(244)	(208)	(77)
Withholding taxes	282	465	297
Research and development and foreign tax credits	(96)	(91)	(89)
Prior-year taxes	72	(70)	(8)
Assessment of deferred tax assets, research and development tax credits, and foreign tax credits	53	100	138
Other	60	43	31
Total income tax expense	€ 2,944	€ 1,614	€ 1,741
Effective tax rate (in %)	28.70%	33.90%	32.60%